10. STOCK COMPENSATION	9 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK COMPENSATION

The following table breaks out the components of our share-based compensation expenses relating to shares and options granted and the effect on basic and diluted loss per common share during the three and nine months ended December 31, 2014 and 2013.

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Vesting of stock options	77,900	32,750	338,580	156,993
Incremental fair value of option modifications	–	–	–	1,914
Vesting expense associated with CEO restricted stock grant	–	–	–	64,444
Total share-based compensation expense	$77,900	$32,750	$338,580	$223,351

Total share-based compensation expense included in net loss	$77,900	$32,750	$338,580	$223,351

Weighted average number of common shares outstanding – basic and diluted	6,032,126	3,963,066	5,254,459	3,750,111

Basic and diluted loss per common share associated with stock-based compensation expense	$(0.01)	$(0.01)	$(0.06)	$(0.06)

All of the stock-based compensation expense recorded during the nine months ended December 31, 2014 and 2013, which totaled $338,580 and $223,351, respectively, is included in payroll and related expense in the accompanying condensed consolidated statements of operations.  Stock-based compensation expense recorded during the nine months ended December 31, 2014 and 2013 had an impact on basic and diluted loss per common share of $(0.06).

We review share-based compensation on a quarterly basis for changes to the estimate of expected award forfeitures based on actual forfeiture experience. The cumulative effect of adjusting the forfeiture rate for all expense amortization is recognized in the period the forfeiture estimate is changed. The effect of forfeiture adjustments for the three and nine month periods ended December 31, 2014 was insignificant.

On June 6, 2014, our Board of Directors approved the following grants of options to certain officers and directors of the Company:

o	To Mr. James A. Joyce, an option to acquire an aggregate of 30,000 shares of our common stock at an exercise price of $9.50 per share, the closing price of our common stock on the date of grant. The fair value of this stock option at the date of grant was $246,000. The option vested as to 10,000 shares on the grant date for a vesting expense of $82,000 and will vest as to an additional 10,000 shares on each of the first two anniversaries of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

o	To Mr. Rodney S. Kenley, an option to acquire an aggregate of 5,000 shares of our common stock at an exercise price of $9.50 per share, the closing price of our common stock on the date of grant. The fair value of this stock option at the date of grant was $41,000. The option vested as to 1,666 shares on the grant date for a vesting expense of $13,667 and will vest as to an additional 1,666 shares on the first anniversary of the grant date and 1,667 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

o	To Mr. James B. Frakes, an option to acquire an aggregate of 5,000 shares of our common stock at an exercise price of $9.50 per share, the closing price of our common stock on the date of grant. The fair value of this stock option at the date of grant was $41,000. The option vested as to 1,666 shares on the grant date for a vesting expense of $13,667 and will vest as to an additional 1,666 shares on the first anniversary of the grant date and 1,667 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

o	To Dr. Richard H. Tullis, an option to acquire an aggregate of 1,000 shares of our common stock at an exercise price of $9.50 per share, the closing price of our common stock on the date of grant. The fair value of this stock option at the date of grant was $8,200. The option vested as to 333 shares on the grant date for a vesting expense of $2,733 and will vest as to an additional 333 shares on the first anniversary of the grant date and 334 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

In addition to the above grants to our officers, on June 6, 2014, our Board of Directors also approved the grant of options to five employees to acquire an aggregate of 7,400 shares of our common stock at an exercise price of $9.50 per share, the closing price of our common stock on the date of grant. The aggregate fair value of those stock options at the date of grant was $60,680. Those options vested as to 2,466 shares on the grant date for a vesting expense of $20,227 and will vest as to an additional 2,466 shares on the first anniversary of the grant date and 2,467 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

In addition to the share-based compensation expense for the specific stock option grants noted above, our total share-based compensation expense for the three and nine months ended December 31, 2014 includes ongoing vesting expense associated with stock grants from prior periods.

Changes to 2012 Board Compensation Program

In July 2012, the Board approved a Board Compensation Program (the “2012 Program”), which modified and superseded the 2005 Directors Compensation Program that had been in effect previously. On June 6, 2014, the Board approved certain changes to the 2012 Program. Under the modified 2012 Program, in which only non-employee Directors may participate, a new eligible Director will receive an initial grant of $50,000 worth of options to acquire shares of common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of our common stock for the five trading days preceding the first day of the fiscal year. These options will have a term of ten years and will vest 1/3 upon grant and 1/3 upon each of the first two anniversaries of the date of grant.

At the beginning of each fiscal year, each existing Director eligible to participate in the 2012 Program also will receive a grant of $35,000 worth of options valued at the exercise price based on the average of the closing bid prices of the Common Stock for the five trading days preceding the first day of the fiscal year. Such options will vest on the first anniversary of the date of grant. In lieu of per meeting fees, under the 2012 Program eligible Directors will receive an annual Board retainer fee of $30,000. The modified 2012 Program also provides for the following annual retainer fees: Audit Committee Chair - $5,000, Compensation Committee chair - $5,000, Audit Committee member - $4,000, Compensation Committee member - $4,000 and Lead independent director - $15,000.

As a result of the modified 2012 Program on June 6, 2014, we issued 3,684 stock options to each of our three outside directors. Those grants vest over the fiscal year ending March 31, 2015 and have an exercise price of $9.50 per share.

All of the foregoing actions - the changes in base salaries, the option grants and the changes to the Directors Compensation Program discussed herein - were approved and recommended by the Company’s Compensation Committee prior to approval by the Board.

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the nine months ended December 31, 2014:

Risk free interest rate	2.6%
Average expected life	10 years
Expected volatility	90.23%
Expected dividends	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the Securities and Exchange Commission's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

In May 2013, we granted to a scientific advisory board member and a scientific consultant a three year option to purchase 2,500 shares of our common stock at a price of $5.50 per share.

In July 2013, our compensation committee and Board of Directors approved the issuance of four stock option grants to four of our executives. The options carried an exercise price of $5.00 per share, have a ten year life and vest over the following schedule: 25% on July 1, 2014, 25% on July 1, 2015, 25% on July 1, 2016 and 25% on July 1, 2017. The numbers of shares underlying each of the stock option grants were as follows: 40,000 shares to our chief executive officer and 10,000 shares each to our president, chief science officer and chief financial officer (see Note 10).

The following outlines the significant weighted average assumptions used to estimate the fair value information, which is based on historical data, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the nine months ended December 31, 2013:

Risk free interest rate	0.38% - 2.50%
Average expected life	3 years - 10 years
Expected volatility	94.6% - 102.7%
Expected dividends	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the Securities and Exchange Commission's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

Options outstanding that have vested and are expected to vest as of December 31, 2014 are as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	485,301	$13.00	4.24
Expected to vest	93,819	$7.00	8.90
Total	579,121

A summary of stock option activity during the nine months ended December 31, 2014 is presented below:

	Number of Options	Range of Exercise Price	Weighted Average Exercise Price
Stock options outstanding at March 31, 2014	522,668	$3.80 - $20.50	$12.50
Exercised	(1,000)	9.50	$9.50
Granted	59,453	9.50	$9.50
Cancelled/Expired	(2,000)	9.50	$9.50
Stock options outstanding at December 31, 2014	579,121	$3.80 - $20.50	$12.00
Stock options exercisable at December 31, 2014	485,301	$3.80 - $20.50	$13.00

At December 31, 2014, there was approximately $419,883 of unrecognized compensation cost related to share-based payments, which is expected to be recognized over a weighted average period of 1.35 years.

The aggregate intrinsic value of the stock options outstanding as of December 31, 2014 was $868,681, which represents the value of our closing stock price on the last trading day of the period, which was $13.50, in excess of the weighted-average exercise price of $12.00, multiplied by the number of options outstanding.